Other accounts receivable, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Receivable Net
Beginning balance of the year	$ (877)	$ (809)
Write-offs	1,067	1,262
Increase in allowance	(818)	(1,330)
Ending balance of the year	$ (628)	$ (877)